Acquisitions (Details 3) - USD ($)	1 Months Ended
	Jul. 26, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Total		$ 6,668,375	$ 1,055,939
Customer Relationships [Member]
Business Acquisition [Line Items]
Total		$ 4,718,000	$ 160,000
M T S [Member]
Business Acquisition [Line Items]
Total	$ 483,000
M T S [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Total	$ 414,000
Weighted Average Useful Life (Years)	4 years
M T S [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Total	$ 69,000
Weighted Average Useful Life (Years)	3 years